Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ATAC Credit Rotation ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.86%	7.69%	(22.11%)